Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (37,112)	$ (47,214)	$ (70,398)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization (other than multi-client library)	3,997	3,657	8,763
Amortization of multi-client data library	22,299	39,541	48,988
Impairment of long-lived assets	0	0	36,553
Impairment of multi-client data library	1,167	9,072	0
Impairment of goodwill	4,150	0	0
Share-based Payment Arrangement, Noncash Expense, Total	2,043	4,701	3,337
Amortization of government relief funding expected to be forgiven	(6,923)	0	0
Provision for expected credit losses	2,413	0	0
Write-down of excess and obsolete inventory	378	517	665
Deferred income taxes	8,547	(1,940)	(6,252)
Change in operating assets and liabilities:
Accounts receivable	19,608	(3,265)	(7,024)
Unbilled receivables	(383)	32,055	(5,245)
Inventories	280	1,067	(353)
Accounts payable, accrued expenses and accrued royalties	(12,584)	(2,492)	(7,600)
Deferred revenue	(793)	(3,207)	(1,112)
Other assets and liabilities	2,072	1,658	6,776
Net cash provided by operating activities	9,159	34,150	7,098
Cash flows from investing activities:
Investment in multi-client data library	(27,247)	(28,804)	(28,276)
Purchase of property, plant and equipment	(1,121)	(2,411)	(1,514)
Net cash used in investing activities	(28,368)	(31,215)	(29,790)
Cash flows from financing activities:
Borrowings under revolving line of credit	27,250	40,000	0
Repayments under revolving line of credit	(4,750)	(40,000)	(10,000)
Payments on notes payable and long-term debt	(2,409)	(2,553)	(30,807)
Receipt of Paycheck Protection Program loan	6,923	0	0
Proceeds from issuance of stocks	0	0	46,999
Costs associated with debt issuance	(924)	0	(1,247)
Other financing activities	(322)	(993)	(1,137)
Net cash provided by (used in) financing activities	25,768	(3,546)	3,808
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	136	(125)	319
Net increase (decrease) decrease in cash, cash equivalents and restricted cash	6,695	(736)	(18,565)
Cash, cash equivalents and restricted cash at beginning of period	33,118	33,854	52,419
Cash, cash equivalents and restricted cash at end of period	$ 39,813	$ 33,118	$ 33,854